Leases - Summary of Right-of-use Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 19,766		¥ 18,313
Additions	7,263		7,968
Depreciation charge	(9,219)		(6,515)	¥ (3,537)
Revision of a lease term arising from a change in the non-cancellable period of a lease	(780)
Closing net book amount	17,030	$ 2,469	19,766	18,313
Cost	38,333		32,319
Accumulated depreciation	(21,303)		(12,553)
Net book value	17,030		19,766	18,313
Office Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	13,790		18,313
Additions	3,154
Depreciation charge	(4,386)		(4,523)	(3,537)
Closing net book amount	12,558		13,790	18,313
Cost	27,505		24,351
Accumulated depreciation	(14,947)		(10,561)
Net book value	12,558		13,790	¥ 18,313
Charging Stations [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	5,976
Additions	4,109		7,968
Depreciation charge	(4,833)		(1,992)
Revision of a lease term arising from a change in the non-cancellable period of a lease	(780)
Closing net book amount	4,472		5,976
Cost	10,828		7,968
Accumulated depreciation	(6,356)		(1,992)
Net book value	¥ 4,472		¥ 5,976